Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Cash receipts from customers	$ 97,688	$ 94,503	$ 93,568
Cash paid for inventory and prescriptions dispensed by retail network pharmacies	(75,148)	(73,143)	(73,536)
Cash paid to other suppliers and employees	(13,635)	(13,778)	(13,121)
Interest received	4	4	5
Interest paid	(647)	(583)	(542)
Income taxes paid	(2,406)	(2,224)	(2,339)
Net cash provided by operating activities	5,856	4,779	4,035
Cash flows from investing activities:
Purchases of property and equipment	(1,872)	(2,005)	(2,548)
Proceeds from sale-leaseback transactions	592	507	1,562
Proceeds from sale of property and equipment	4	34	23
Acquisitions (net of cash acquired) and other investments	(1,441)	(177)	(101)
Purchase of available-for-sale investments	(3)		(5)
Sale or maturity of available-for-sale investments	60	1
Proceeds from sale of subsidiary	250
Net cash used in investing activities	(2,410)	(1,640)	(1,069)
Cash flows from financing activities:
Increase (decrease) in short-term debt	450	(15)	(2,729)
Proceeds from issuance of long-term debt	1,463	991	2,800
Repayments of long-term debt	(2,122)	(2,103)	(653)
Dividends paid	(674)	(479)	(439)
Derivative settlements	(19)	(5)	(3)
Proceeds from exercise of stock options	431	285	250
Excess tax benefits from stock-based compensation	21	28	19
Repurchase of common stock	(3,001)	(1,500)	(2,477)
Other	(9)
Net cash used in financing activities	(3,460)	(2,798)	(3,232)
Net increase (decrease) in cash and cash equivalents	(14)	341	(266)
Cash and cash equivalents at the beginning of the year	1,427	1,086	1,352
Cash and cash equivalents at the end of the year	1,413	1,427	1,086
Reconciliation of net income to net cash provided by operating activities:
Net income	3,457	3,424	3,696
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,568	1,469	1,389
Stock-based compensation	135	150	165
Gain on sale of subsidiary	(53)
Deferred income taxes and other noncash items	144	30	48
Change in operating assets and liabilities, net of effects from acquisitions:
Accounts receivable, net	(748)	532	(86)
Inventories	607	(352)	(1,199)
Other current assets	(420)	(4)	48
Other assets	(49)	(210)	(2)
Accounts payable	1,128	(40)	4
Accrued expenses	85	(176)	(66)
Other long-term liabilities	2	(44)	38
Net cash provided by operating activities	$ 5,856	$ 4,779	$ 4,035